Fair Value Measurements - Fair Value Assumption - Warrants (Details) - Warrants	Mar. 31, 2024 Y $ / shares	Dec. 31, 2023 $ / shares Y
Fair Value Measurements
Maturity date	Dec. 19, 2028	Dec. 19, 2028
Exercise Price
Fair Value Measurements
Warrants, measurement input	11.50	11.50
Stock Price
Fair Value Measurements
Warrants, measurement input	2.26	3.35
Warrant term
Fair Value Measurements
Warrants, measurement input | Y	4.72	4.97
Risk rate
Fair Value Measurements
Warrants, measurement input	0.0413	0.0375
Volatility
Fair Value Measurements
Warrants, measurement input	0.3768	0.3329